Commitments and Contingencies - Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts (Detail) ¥ in Thousands	Aug. 31, 2017 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
Capital commitment for construction of schools	¥ 15,462